Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2023 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.01
Preferred stock, shares authorized	500,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	57,147,501
Common stock, shares outstanding	57,147,501
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	42,852,499
Common stock, shares outstanding	42,852,499